Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES
10.	LEASES

The leases of the Company were classified as operating leases mainly for offices and staff dormitories. Rent expense is recognized on a straight-line basis over the lease term. The discount rate was set with reference to the loan prime rate published by the Bank of China.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Right-of-use assets	$3,228	$5,983

Operating lease liabilities – current	$1,027	$1,392
Operating lease liabilities – non-current	2,172	4,786
Total operating lease liabilities	$3,199	$6,178

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2025 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	5.76
Weighted average discount rate	3.75%

During the six months ended June 30, 2024 and 2025, the Group incurred total operating lease expenses of $680 and $771, respectively.

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2025:

Amounts
2026	$1,599
2027	1,485
2028	1,411
2029	1,349
2030	876
Total lease payments	6,720
Less: imputed interest	(542)
Total operating lease liabilities, net of interest	$6,178